Short-term and Long-term Debt - Summary of Short-term Debt (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Short-term debt	¥ 27,994	¥ 42,527
Loans from China Telecom Group—unsecured [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	11,164	6,621
Loans from banks—unsecured [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	4,831	15,831
Super short-term commercial papers—unsecured [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	¥ 11,999	19,995
Other loans—unsecured [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		¥ 80